Summary of Significant Accounting Policies Basis of Consolidation Policy Additional Information (Details)	12 Months Ended
Dec. 31, 2011
Maximum [Member]
Ownership Interest to be Held for Consolidation [Line Items]
Ownership Interest To Use Equity Method	50.00%
Ownership Interest To Use Cost Method	20.00%
Minimum [Member]
Ownership Interest to be Held for Consolidation [Line Items]
Ownership Interest to be Held for Consolidation	50.00%